Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2020
Restatement Of Previously Issued Financial Statements [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
The Company previously accounted for its outstanding Public Warrants (as defined in Note 5) and Private Placement Warrants issued in connection with its Initial Public Offering as components of equity instead of as derivative liabilities. The warrant agreement governing the warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant. In addition, the warrant agreement includes a provision that in the event of a tender or exchange offer made to and accepted by holders of more than 50% of the outstanding shares of a single class of common shares, all holders of the warrants would be entitled to receive cash for their warrants (the “tender offer provision”).
In connection with the audit of the Company’s financial statements for the year ended December 31, 2020, the Company’s management further evaluated the warrants under Accounting Standards Codification (“ASC”) Subtopic
815-40,
Contracts in Entity’s Own Equity. ASC
Section 815-40-15
addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock. Under ASC
Section 815-40-15,
a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. Based on management’s evaluation, the Company’s audit committee, in consultation with management and after discussion with the Company’s independent registered public accounting firm, concluded that the Company’s Private Placement Warrants are not indexed to the Company’s common shares in the manner contemplated by ASC
Section 815-40-15
because the holder of the instrument is not an input into the pricing of a fixed-for-fixed
option on equity shares. In addition, based on management’s evaluation, the Company’s audit committee, in consultation with management and after discussion with the Company’s independent registered public accounting firm, concluded the tender offer provision included in the warrant agreement fails the “classified in stockholders’ equity” criteria as contemplated by ASC
Section 815-40-25.
As a result of the above, the Company should have classified the warrants as derivative liabilities in its previously issued financial statements. Under this accounting treatment, the Company is required to measure the fair value of the warrants at the end of each reporting period and recognize changes in the fair value from the prior period in the Company’s operating results for the current period
.
The Company’s accounting for the warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported operating expenses, cash flows or cash.

	As Previously Reported	Adjustments	As Restated
Balance sheet as of September 29, 2020 (audited)
Warrant Liabilities	$—	$14,130,000	$14,130,000
Total Liabilities	9,801,361	14,130,000	23,931,361
Common Shares Subject to Possible Redemption	216,864,940	(14,130,000)	202,734,940
Class A Common Shares	192	142	334
Additional Paid-in Capital	5,003,290	849,751	5,853,041
Accumulated Deficit	(4,262)	(849,893)	(854,155)
Stockholders’ Equity	5,000,007	—	5,000,007

Balance sheet as of September 30, 2020 (unaudited)
Warrant Liabilities	$—	$13,974,634	$13,974,634
Total Liabilities	9,820,896	13,974,634	23,795,530
Common Shares Subject to Possible Redemption	216,845,470	(13,974,630)	202,870,840
Class A Common Shares	193	139	332
Additional Paid-in Capital	5,022,759	694,384	5,717,143
Accumulated Deficit	(23,734)	(694,527)	(718,261)
Stockholders’ Equity	5,000,005	(4)	5,000,001

Balance sheet as of December 31, 2020 (audited)
Warrant Liabilities	$—	$17,365,433	$17,365,433
Total Liabilities	10,592,983	17,365,433	27,958,416
Common Shares Subject to Possible Redemption	215,847,631	(17,365,431)	198,482,200
Class A Common Shares	203	173	376
Additional Paid-in Capital	6,020,588	4,085,151	10,105,739
Accumulated Deficit	(1,021,573)	(4,085,326)	(5,106,899)
Stockholders’ Equity	5,000,005	2	5,000,003

Three months ended September 30, 2020 (unaudited)
Change in fair value of warrant liabilities	$—	155,366	155,366
Transaction costs allocable to warrant liabilities	—	(849,893)	(849,893)
Net loss	(19,845)	(694,527)	(714,372)
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock	(0.00)	(0.08)	(0.08)

	As Previously Reported	Adjustments	As Restated

Nine months ended September 30, 2020 (unaudited)
Change in fair value of warrant liabilities	—	155,366	155,366
Transaction costs allocable to warrant liabilities	—	(849,893)	(849,893)
Net loss	(19,845)	(694,527)	(714,372)
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock	(0.00)	(0.08)	(0.08)

Year-ended December 31, 2020 (audited)
Change in fair value of warrant liabilities	$—	$(3,235,433)	$(3,235,433)
Transaction costs allocable to warrant liabilities	—	(849,893)	(849,893)
Net loss	(1,019,277)	(4,085,326)	(5,104,603)
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock	(0.14)	(0.56)	(0.70)

Cash Flow Statement for the nine months ended September 30,020 (unaudited)
Net loss	(21,438)	(694,527)	(715,965)
Change in fair value of warrant liabilities	—	(155,366)	(155,366)
Transaction costs allocable to warrant liabilities	—	849,893	849,893

Cash Flow Statement for the year ended December 31, 2020 (audited)
Net loss	(1,019,277)	(4,085,326)	(5,104,603)
Change in fair value of warrant liabilities	—	3,235,433	3,235,433
Transaction costs allocable to warrant liabilities	—	849,893	849,893